Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,927	$ 271	¥ 4,881
Restricted cash		34,312	4,833	1,027
Accounts receivable		15,748	2,218	1,617
Inventories		5,439	766	5,457
Advance to suppliers		10,816	1,523	6,993
Other current assets		94,813	13,353	33,917
Total current assets		163,197	22,984	54,012
Non-current assets:
Property, plant and equipment, net		11,764	1,657	16,282
Intangible assets, net		201	28	286
Operating lease right-of-use assets, net		21,656	3,050	19,250
Long-term investments		123,367	17,376	111,811
Refundable deposit for investment		72,774	10,250	80,183
Other non-current assets		36,029	5,075	30
Total non-current assets		265,791	37,436	227,842
Total assets		428,988	60,420	281,854
Current liabilities:
Bank borrowings		14,500	2,042
Loan payables				6,500
Accounts payable		10,231	1,441	11,130
Accrued expenses and other liabilities		35,231	4,962	33,735
Income tax payables		5,201	733	2,580
Advances from customers		2,537	357	3,258
Operating lease liabilities – current		1,750	246	1,696
Total current liabilities		74,881	10,546	59,150
Non-current liabilities:
Operating lease liabilities – non-current		5,980	842	4,789
Bank borrowings				10,000
Total non-current liabilities		5,980	842	14,789
Total liabilities		80,861	11,388	73,939
Commitments and contingencies		3,507	494	2,900
Shareholders’ equity:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 50,000,000 and 124,314,045 issued and outstanding as of December 31, 2022 and 2023, respectively)	[1]
Additional paid-in capital		479,400	67,522	319,775
Translation reserve		446	63
Accumulated deficit		(173,176)	(24,392)	(153,838)
Total U POWER LIMITED’s shareholders’ equity		306,670	43,193	165,937
Non-controlling interests		37,950	5,345	39,078
Total equity		344,620	48,538	205,015
Total liabilities and equity		428,988	60,420	281,854
Related Party
Current assets:
Amount due from related parties		142	20	120
Current liabilities:
Amount due to related parties		¥ 5,431	$ 765	¥ 251

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.